Significant Accounting Policies (Details) - USD ($)		1 Months Ended	3 Months Ended	9 Months Ended		11 Months Ended	12 Months Ended
	Feb. 01, 2021	Feb. 01, 2021	Dec. 31, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Summary of Significant Accounting Policies [Abstract]
Diluted loss per share (in Dollars per share)				$ 117,604			$ 442,573	$ 26,783
Duration of intangible assets			3 years	3 years			3 years
Unrecognized tax benefits				$ 50			$ 50
Comprehensive loss	$ 9,743,659	$ (10,569,165)	$ (12,345,825)	(5,019,067)	$ (10,127,367)	$ (7,270,982)	(22,473,192)
Warrant liability			$ 0	$ 0			$ 0